Consolidated Companies and Business Acquired and Divested - Additional Information (Detail) - EUR (€) € in Millions			12 Months Ended
	Dec. 13, 2022	Dec. 01, 2021	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2021
Disclosure of Discontinued Operations [line items]
Interest bearing			€ 614,238.0	€ 587,902.0
Impairments			54.0	94.0
Brand, IT and customer relationships
Disclosure of Discontinued Operations [line items]
Impairments				44.0
Intersoftware Holding BV
Disclosure of Discontinued Operations [line items]
Sale of interest	80.00%
Sale of business transaction result	€ 11.0
Profit on sale	7.0
Release of redemption liability	€ 3.0
Payvision
Disclosure of Discontinued Operations [line items]
Impairment loss on deferred tax asset				14.0
Total divested
Disclosure of Discontinued Operations [line items]
Result on disposal				(29.0)
Total divested | Czech Retail Banking
Disclosure of Discontinued Operations [line items]
Interest bearing					€ 2,500.0
Government debt instruments held					500.0
Total divested | ING Austria Retail Banking
Disclosure of Discontinued Operations [line items]
Interest bearing		€ 1,700.0
Mortgages		1,000.0
Other personal lending		400.0
Loans		400.0
Result on disposal		€ (26.0)	€ (1.0)	€ (26.0)
Total divested | Boursorama
Disclosure of Discontinued Operations [line items]
Interest bearing					€ 9,700.0